Share Capital - Summary of DSU Activity (Details) - DSU	6 Months Ended
Dec. 31, 2024 Equityinstruments $ / shares
Disclosure of Number and Weighted Average Remaining Contractual Life of Outstanding Share Options [Line Items]
Number of stock units, beginning of period | Equityinstruments	1,991,004
Number of stock units, Granted | Equityinstruments	623,975
Number of stock units, Issued | Equityinstruments	(189,370)
Number of stock units, end of period | Equityinstruments	2,425,609
Weighted average grant date fair value, beginning of period | $ / shares	$ 3.74
Weighted average grant date fair value, Granted | $ / shares	1.2
Weighted average grant date fair value, Issued | $ / shares	3.74
Weighted average grant date fair value, end of period | $ / shares	$ 3.09